Financial risk - Expected maturity of financial assets and financial liabilities (Details) - AUD ($) $ in Millions	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Assets
Cash and balances with central banks	$ 26,431	$ 18,397
Receivables due from other financial institutions	5,790	7,128
Trading securities and financial assets designated at fair value	22,134	25,324	$ 21,168
Derivative financial instruments	24,101	24,033
Available-for-sale securities	61,119	60,710	60,665
Loans (net of provisions)	709,690	684,919	661,926	$ 623,316	$ 580,343
Life insurance assets	9,450	10,643
Regulatory deposits with central banks overseas	1,355	1,048
Investments in associates	115	60
All other assets	19,407	19,613
Total assets	879,592	851,875	839,202
Liabilities [abstract]
Payables due to other financial institutions	18,137	21,907
Deposits and other borrowings	559,285	533,591
Other financial liabilities at fair value through income statement	4,297	4,056
Derivative financial instruments	24,407	25,375
Debt issues	172,596	168,356
Life insurance liabilities	7,597	9,019	12,361
All other liabilities	11,435	10,563
Total liabilities excluding loan capital	797,754	772,867
Loan capital	17,265	17,666
Total liabilities	815,019	790,533	$ 781,021
Net assets/(net liabilities)	64,573	61,342
Parent Entity
Assets
Cash and balances with central banks	24,726	16,405
Receivables due from other financial institutions	5,711	6,357
Trading securities and financial assets designated at fair value	20,417	22,946
Derivative financial instruments	23,562	23,823
Available-for-sale securities	56,513	55,800
Loans (net of provisions)	630,168	606,237
Life insurance assets	0	0
Regulatory deposits with central banks overseas	1,248	945
Due from subsidiaries	140,597	142,455
Investments in associates	76	46
Investment in subsidiaries	4,508	3,975
All other assets	15,704	15,880
Total assets	923,230	894,869
Liabilities [abstract]
Payables due to other financial institutions	17,682	21,775
Deposits and other borrowings	500,468	477,693
Other financial liabilities at fair value through income statement	4,297	4,038
Derivative financial instruments	24,229	24,911
Debt issues	152,288	144,116
Due to subsidiaries	142,400	143,834
Life insurance liabilities	0	0
All other liabilities	9,245	8,655
Total liabilities excluding loan capital	850,609	825,022
Loan capital	17,265	17,666
Total liabilities	867,874	842,688
Net assets/(net liabilities)	55,356	52,181
No later than one year
Assets
Cash and balances with central banks	26,431	18,397
Receivables due from other financial institutions	5,790	7,128
Trading securities and financial assets designated at fair value	11,869	11,258
Derivative financial instruments	17,828	18,346
Available-for-sale securities	6,959	7,988
Loans (net of provisions)	94,717	88,676
Life insurance assets	1,598	1,514
Regulatory deposits with central banks overseas	679	676
All other assets	5,522	5,681
Total assets	171,393	159,664
Liabilities [abstract]
Payables due to other financial institutions	17,988	21,885
Deposits and other borrowings	543,198	512,856
Other financial liabilities at fair value through income statement	4,297	4,056
Derivative financial instruments	17,346	18,435
Debt issues	53,930	56,952
Life insurance liabilities	1,547	1,457
All other liabilities	10,667	9,907
Total liabilities excluding loan capital	648,973	625,548
Loan capital	1,382	1,641
Total liabilities	650,355	627,189
Net assets/(net liabilities)	(478,962)	(467,525)
No later than one year | Parent Entity
Assets
Cash and balances with central banks	24,726	16,405
Receivables due from other financial institutions	5,711	6,357
Trading securities and financial assets designated at fair value	11,145	9,812
Derivative financial instruments	17,677	18,340
Available-for-sale securities	4,846	6,447
Loans (net of provisions)	76,389	70,868
Regulatory deposits with central banks overseas	571	573
Due from subsidiaries	140,597	142,455
All other assets	4,358	4,649
Total assets	286,020	275,906
Liabilities [abstract]
Payables due to other financial institutions	17,533	21,753
Deposits and other borrowings	486,418	458,829
Other financial liabilities at fair value through income statement	4,297	4,038
Derivative financial instruments	17,317	18,321
Debt issues	50,499	50,415
Due to subsidiaries	142,400	143,834
All other liabilities	8,569	8,060
Total liabilities excluding loan capital	727,033	705,250
Loan capital	1,382	1,641
Total liabilities	728,415	706,891
Net assets/(net liabilities)	(442,395)	(430,985)
Over 1 Year
Assets
Trading securities and financial assets designated at fair value	10,265	14,066
Derivative financial instruments	6,273	5,687
Available-for-sale securities	54,160	52,722
Loans (net of provisions)	614,973	596,243
Life insurance assets	7,852	9,129
Regulatory deposits with central banks overseas	676	372
Investments in associates	115	60
All other assets	13,885	13,932
Total assets	708,199	692,211
Liabilities [abstract]
Payables due to other financial institutions	149	22
Deposits and other borrowings	16,087	20,735
Derivative financial instruments	7,061	6,940
Debt issues	118,666	111,404
Life insurance liabilities	6,050	7,562
All other liabilities	768	656
Total liabilities excluding loan capital	148,781	147,319
Loan capital	15,883	16,025
Total liabilities	164,664	163,344
Net assets/(net liabilities)	543,535	528,867
Over 1 Year | Parent Entity
Assets
Trading securities and financial assets designated at fair value	9,272	13,134
Derivative financial instruments	5,885	5,483
Available-for-sale securities	51,667	49,353
Loans (net of provisions)	553,779	535,369
Regulatory deposits with central banks overseas	677	372
Investments in associates	76	46
Investment in subsidiaries	4,508	3,975
All other assets	11,346	11,231
Total assets	637,210	618,963
Liabilities [abstract]
Payables due to other financial institutions	149	22
Deposits and other borrowings	14,050	18,864
Derivative financial instruments	6,912	6,590
Debt issues	101,789	93,701
All other liabilities	676	595
Total liabilities excluding loan capital	123,576	119,772
Loan capital	15,883	16,025
Total liabilities	139,459	135,797
Net assets/(net liabilities)	$ 497,751	$ 483,166